Balances and Transactions with Related Parties (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 13, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fritz Companies Israel T. Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Logistic service fees		$ 4,263	$ 5,369	$ 4,096
Trade payables balances due to related party		259	1,178
Accord Insurance Agency Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Total premium		520	423	838
Priority Software Ltd.[Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Maintenances fees and additional licenses acquired amount		34	221	$ 100
Trade payables balances due to related party		0	0
Tritone Technologies Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Sublease, description	the Company entered into a sublease agreement with Tritone Technologies Ltd., whose CEO is Mr. Ofer Ben Zur, a director of the Company, and one of whose shareholders is an equity fund controlled by the Chairman of the Board, for the sublease of 192 square meters in Rosh Ha’Ayin. The term of the related lease was extended until January 31, 2023. The rent under the sublease is $2 per month, in addition to the rent for the related lease that is covered by the sublessee. The sublease agreement is carried out on a “back-to-back” basis, as the Company pays over the rent that it receives directly to its landlord.
Trade receivable balance due from related party		9	5
Magalcom Ltd. [Member]
Balances and Transactions with Related Parties (Details) [Line Items]
Trade payables balances due to related party		0	$ 282
Approximated total consideration		650
Transaction amount		$ 182